PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 123.3%
Bank Loans 7.8%
Auto Manufacturers 0.4%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.700%(c)	11/06/24	2,233	$ 2,221,832
Chemicals 0.5%
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 4.000%^	6.112(c)	06/26/25	2,026	1,965,493
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%^	10.624(c)	06/26/26	1,000	965,000
				2,930,493
Computers 1.2%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.616(c)	09/29/25	1,619	1,633,589
Term B USD Loan, 1 Month LIBOR + 3.750%	5.866(c)	09/30/24	4,964	4,965,551
				6,599,140
Electric 0.4%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	8.205(c)	07/30/26	2,150	2,096,250
Vistra Operations Co. LLC, Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.112(c)	08/04/23	152	152,472
				2,248,722
Insurance 0.4%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.612(c)	08/04/25	2,225	2,253,507
Oil & Gas 0.3%
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%^	7.319(c)	03/27/24	873	879,359
Term B Loan, 3 Month LIBOR + 4.500%	6.819(c)	07/29/21	845	843,976
				1,723,335

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals 0.2%
NVA Holdings, Inc., Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%	4.862%(c)	02/02/25	1,236	$ 1,233,735
Retail 0.7%
CEC Entertainment, Inc., Term Loan	—(p)	08/31/26	2,375	2,293,853
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	1,625	1,576,250
				3,870,103
Software 0.9%
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%	9.446(c)	06/13/25	1,200	1,173,000
First Lien Dollar Term Loan, 1 - 6 Month LIBOR + 3.500%	5.696(c)	06/13/24	3,856	3,715,707
				4,888,707
Telecommunications 2.8%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.340(c)	05/27/24	2,358	2,014,133
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.625	01/02/24	4,795	4,839,354
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%	6.330(c)	09/09/21	8,564	8,553,193
				15,406,680

Total Bank Loans (cost $43,630,007)				43,376,254

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 115.1%
Advertising 0.8%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	1,175	$ 1,136,813
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(aa)	5.625	02/15/24	2,975	3,064,250
				4,201,063
Aerospace & Defense 2.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24	3,050	3,038,867
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	800	779,000
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	2,525	2,446,094
Sr. Unsec’d. Notes, 144A(aa)	8.750	12/01/21	6,900	7,486,500
				13,750,461
Agriculture 0.4%
Vector Group Ltd., Sr. Sec’d. Notes, 144A(aa)	6.125	02/01/25	2,500	2,450,000
Auto Manufacturers 1.3%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.875	06/01/29	794	851,565
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	2,450	2,210,390
Sr. Unsec’d. Notes	5.291	12/08/46	3,300	3,175,059

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.584	03/18/24	310	333,229
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	795	804,938
				7,375,181
Auto Parts & Equipment 2.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	3,525	2,723,062
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25	1,350	1,268,973
Gtd. Notes(aa)	6.250	03/15/26	1,236	1,146,390
Gtd. Notes(aa)	6.500	04/01/27	2,700	2,477,250

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	2,100	1,800,750

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750%	04/15/25	500	$ 510,000
Gtd. Notes, 144A	6.500	06/01/26	2,715	2,843,962

Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	875	697,813
				13,468,200
Banks 0.9%
CIT Group, Inc., Sub. Notes	6.125	03/09/28	1,500	1,794,375
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	2,875	3,105,575
				4,899,950
Beverages 0.3%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500	04/01/25	1,365	1,423,053
Building Materials 2.8%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	8.000	04/15/26	1,600	1,516,000
Griffon Corp., Gtd. Notes(aa)	5.250	03/01/22	3,928	3,956,321
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	680	717,400
Gtd. Notes, 144A	5.750	09/15/26	825	873,469

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	2,475	2,487,375
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	170	172,762
Gtd. Notes, 144A	6.500	03/15/27	1,500	1,612,500

U.S. Concrete, Inc., Gtd. Notes(aa)	6.375	06/01/24	3,900	4,085,250
				15,421,077
Chemicals 6.0%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.50%	8.750	06/01/23	2,925	2,826,281

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Ashland LLC, Gtd. Notes	6.875%	05/15/43	2,125	$ 2,358,750
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27	1,385	1,229,188
Gtd. Notes(aa)	6.625	05/15/23	3,830	3,897,025
Gtd. Notes(aa)	7.000	05/15/25	1,905	1,881,187

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(aa)	6.750	08/15/24	2,255	2,074,600
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	1,450	1,402,875
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	4,140	4,248,675
Sr. Unsec’d. Notes, 144A	5.250	06/01/27	2,400	2,505,000

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	3,225	3,031,500
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A	8.000	10/01/26	2,405	2,344,875
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	975	1,023,750
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	750	695,625
Tronox, Inc., Gtd. Notes, 144A(aa)	6.500	04/15/26	2,525	2,398,750
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	1,225	1,022,998
WR Grace & Co-Conn, Gtd. Notes, 144A	5.625	10/01/24	100	108,000
				33,049,079
Coal 0.1%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	500	521,875
Commercial Services 4.3%
Laureate Education, Inc., Gtd. Notes, 144A(aa)	8.250	05/01/25	2,500	2,721,875
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A(aa)	5.500	10/01/21	677	678,963
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22	140	140,700

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Refinitiv US Holdings, Inc., Gtd. Notes, 144A(aa)	8.250%	11/15/26	7,662	$ 8,619,750
United Rentals North America, Inc.,
Gtd. Notes(aa)	4.875	01/15/28	7,025	7,367,468
Gtd. Notes	5.250	01/15/30	1,425	1,522,969
Gtd. Notes(aa)	6.500	12/15/26	1,800	1,957,500

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	750	802,935
				23,812,160
Computers 2.6%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(aa)	9.750	09/01/26	7,165	6,520,150
Dell International LLC/EMC Corp., Gtd. Notes, 144A(aa)	7.125	06/15/24	3,670	3,868,987
Everi Payments, Inc., Gtd. Notes, 144A(aa)	7.500	12/15/25	1,455	1,527,750
MTS Systems Corp., Gtd. Notes, 144A	5.750	08/15/27	360	376,200
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27	1,000	1,056,060
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	06/01/25	1,025	1,052,982
				14,402,129
Distribution/Wholesale 0.4%
Anixter, Inc., Gtd. Notes	6.000	12/01/25	1,300	1,436,500
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	989	1,035,978
				2,472,478
Diversified Financial Services 4.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	250	265,625
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	2,400	2,514,000
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.125	10/01/23	2,125	2,256,112

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Avolon Holdings Funding Ltd. (Ireland), (cont’d.)
Gtd. Notes, 144A	5.500%	01/15/23	1,875	$1,997,625

Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	580	604,650
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	1,280	1,347,200
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(aa)	8.125	07/15/23	6,200	6,420,596
Navient Corp., Sr. Unsec’d. Notes, MTN(aa)	8.000	03/25/20	400	412,000
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24	150	162,210
Springleaf Finance Corp.,
Gtd. Notes	6.625	01/15/28	500	548,750
Gtd. Notes(aa)	6.875	03/15/25	350	396,812
Gtd. Notes(aa)	7.125	03/15/26	6,074	6,927,397

VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22	325	335,563
				24,188,540
Electric 4.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.875	01/15/24	550	561,748
Sr. Unsec’d. Notes(aa)	5.375	01/15/23	1,330	1,348,181
Sr. Unsec’d. Notes(aa)	5.500	02/01/24	2,350	2,367,602
Sr. Unsec’d. Notes(aa)	5.750	01/15/25	6,325	6,419,875

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000	06/01/24	264	271,830
Keystone & Conemaugh Pass-Through Certificates, Gtd. Notes, 144A	9.000	12/01/23	86	87,428
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	2,150	2,316,625
Gtd. Notes, 144A	5.250	06/15/29	400	426,828
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	1,100	1,135,750
Sr. Unsec’d. Notes, 144A(aa)	5.625	02/15/27	6,950	7,358,313
				22,294,180

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 0.8%
AECOM,
Gtd. Notes(aa)	5.125%	03/15/27	2,490	$ 2,600,855
Gtd. Notes	5.875	10/15/24	300	324,000

TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	1,656	1,726,380
				4,651,235
Entertainment 5.9%
AMC Entertainment Holdings, Inc., Gtd. Notes(aa)	5.875	11/15/26	3,900	3,568,500
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(aa)	5.250	10/15/25	4,075	4,146,312
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	03/15/22	4,000	4,100,000
Eldorado Resorts, Inc., Gtd. Notes(aa)	7.000	08/01/23	1,950	2,037,750
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	825	858,083
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25	2,450	2,688,875
Jacobs Entertainment, Inc., Sec’d. Notes, 144A(aa)	7.875	02/01/24	2,500	2,656,250
Lions Gate Capital Holdings LLC, Gtd. Notes, 144A(aa)	6.375	02/01/24	3,095	3,268,908
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	2,055	2,109,149
Scientific Games International, Inc.,
Gtd. Notes(aa)	6.625	05/15/21	3,025	3,074,156
Gtd. Notes(aa)	10.000	12/01/22	1,137	1,179,638
Gtd. Notes, 144A	8.250	03/15/26	2,075	2,199,500

Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	675	711,281
				32,598,402
Foods 2.8%
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25	1,575	1,597,129
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.875	07/15/24	500	515,000

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500%	04/15/29	2,025	$ 2,242,687
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	350	371,000

Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27	6,150	6,626,625
Post Holdings, Inc.,
Gtd. Notes, 144A	5.500	12/15/29	1,725	1,823,687
Gtd. Notes, 144A	5.625	01/15/28	786	837,090
Gtd. Notes, 144A	5.750	03/01/27	1,350	1,434,375
				15,447,593
Forest Products & Paper 0.1%
Mercer International, Inc. (Germany), Sr. Unsec’d. Notes	7.750	12/01/22	590	605,488
Gas 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	600	634,500
Sr. Unsec’d. Notes(aa)	5.625	05/20/24	225	238,781
Sr. Unsec’d. Notes(aa)	5.750	05/20/27	3,250	3,438,825
Sr. Unsec’d. Notes	5.875	08/20/26	675	733,017
				5,045,123
Healthcare-Services 6.7%
Acadia Healthcare Co., Inc., Gtd. Notes(aa)	5.625	02/15/23	2,050	2,093,542
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A	8.125	06/30/24	950	722,000
Sr. Sec’d. Notes(aa)	6.250	03/31/23	1,475	1,427,210

Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.500	05/01/26	1,477	1,414,228
HCA, Inc.,
Gtd. Notes(aa)	5.625	09/01/28	3,350	3,811,672
Sr. Sec’d. Notes(aa)	4.750	05/01/23	4,700	5,051,919

MEDNAX, Inc., Gtd. Notes, 144A(aa)	6.250	01/15/27	4,325	4,238,500
Molina Healthcare, Inc., Sr. Unsec’d. Notes(aa)	5.375	11/15/22	1,610	1,720,752

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK N/A	8.500%	12/01/22	1,260	$ 1,058,400
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	4,175	4,462,031
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000	04/15/27	1,750	1,675,625
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	5.125	11/01/27	375	387,656
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	4,050	4,161,375
Sr. Unsec’d. Notes(aa)	7.000	08/01/25	3,900	3,939,000
Sr. Unsec’d. Notes(aa)	8.125	04/01/22	1,050	1,131,270
				37,295,180
Home Builders 8.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	9.875	04/01/27	2,608	2,842,720
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,350	1,279,125
Gtd. Notes(aa)	8.750	03/15/22	5,800	6,053,750

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(aa)	6.125	07/01/22	3,250	3,294,687
Century Communities, Inc., Sr. Unsec’d. Notes, 144A	6.750	06/01/27	1,750	1,855,000
Forestar Group, Inc., Gtd. Notes, 144A	8.000	04/15/24	1,025	1,100,594
KB Home, Gtd. Notes	6.875	06/15/27	1,600	1,800,000
Lennar Corp.,
Gtd. Notes(aa)	4.125	01/15/22	2,600	2,678,000
Gtd. Notes	6.250	12/15/21	350	370,562
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	1,000	1,035,000
Gtd. Notes(aa)	6.750	01/15/21	3,225	3,269,344
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	300	318,000
Sr. Unsec’d. Notes, 144A(aa)	6.875	12/15/23	2,475	2,577,094

Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27	2,748	2,892,270

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

New Home Co., Inc. (The), Gtd. Notes(aa)	7.250%	04/01/22	3,150	$ 2,992,500
PulteGroup, Inc., Gtd. Notes	5.000	01/15/27	812	872,900
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	400	429,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(aa)	5.625	03/01/24	1,873	1,966,650
TRI Pointe Group, Inc., Gtd. Notes(aa)	4.875	07/01/21	2,400	2,475,000
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	1,400	1,414,000
Gtd. Notes	6.000	09/01/23	50	51,875
Gtd. Notes(aa)	7.000	08/15/22	308	308,770
Gtd. Notes, 144A	6.625	07/15/27	2,400	2,400,000
				44,276,841
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.625	10/15/23	775	798,250
Household Products/Wares 0.1%
Spectrum Brands, Inc., Gtd. Notes	6.625	11/15/22	700	712,250
Housewares 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	5.250	12/15/26	170	176,375
Gtd. Notes	6.000	10/15/23	700	724,836
				901,211
Internet 1.4%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(aa)	6.000	04/01/23	7,705	7,946,783

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.8%
Cleveland-Cliffs, Inc.,
Gtd. Notes	5.750%	03/01/25	728	$ 729,820
Gtd. Notes, 144A(aa)	5.875	06/01/27	3,825	3,729,375
				4,459,195
Lodging 1.4%
Boyd Gaming Corp., Gtd. Notes	6.000	08/15/26	723	763,669
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A(aa)	10.250	11/15/22	1,775	1,883,719
Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/21	4,100	4,192,250

MGM Resorts International, Gtd. Notes	5.500	04/15/27	1,050	1,137,937
				7,977,575
Machinery-Diversified 0.4%
Cloud Crane LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24	1,975	2,123,125
Media 11.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/23	4,455	4,557,465
Sr. Unsec’d. Notes, 144A(aa)	5.375	06/01/29	2,375	2,538,281
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	500	526,875
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A(aa)	9.250	02/15/24	5,436	5,959,215
Gtd. Notes, Series A	6.500	11/15/22	2,097	2,142,442
Gtd. Notes, Series B	6.500	11/15/22	2,403	2,455,073
Sr. Sec’d. Notes, 144A	5.125	08/15/27	900	941,625
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21	1,888	1,890,360
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21	4,930	4,936,162

Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	07/01/26	750	772,500
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	990	1,037,025
Sr. Sec’d. Notes, 144A	5.375	08/15/26	925	971,250
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	275	269,844

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes	5.875%	11/15/24	1,575	$ 1,498,297
Gtd. Notes(aa)	7.750	07/01/26	9,955	9,780,787
Entercom Media Corp.,
Gtd. Notes, 144A	7.250	11/01/24	500	508,125
Sec’d. Notes, 144A	6.500	05/01/27	860	890,100
Gray Television, Inc.,
Gtd. Notes, 144A	5.125	10/15/24	125	129,063
Sr. Unsec’d. Notes, 144A(aa)	7.000	05/15/27	2,100	2,296,245

Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	236	236,000
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	550	570,917
Nexstar Broadcasting, Inc.,
Gtd. Notes	5.875	11/15/22	850	864,875
Gtd. Notes, 144A(aa)	6.125	02/15/22	1,035	1,047,938
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.625	02/15/25	3,425	3,399,312
Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/23	1,055	1,076,100

Scripps Escrow, Inc., Sr. Unsec’d. Notes, 144A	5.875	07/15/27	490	494,288
Sinclair Television Group, Inc.,
Gtd. Notes(aa)	6.125	10/01/22	2,200	2,230,250
Gtd. Notes, 144A(aa)	5.625	08/01/24	2,080	2,142,400
TEGNA, Inc.,
Gtd. Notes(aa)	5.125	10/15/19	346	346,381
Gtd. Notes(aa)	6.375	10/15/23	1,910	1,963,480

Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	5.125	05/15/23	4,390	4,335,125
				62,807,800
Metal Fabricate/Hardware 0.3%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(aa)	9.875	06/15/23	1,433	1,512,532
Mining 3.4%
Constellium SE, Gtd. Notes, 144A(aa)	6.625	03/01/25	2,380	2,491,562
Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	1,750	1,881,250

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875%	03/01/26	500	$ 444,375
Gtd. Notes, 144A	7.250	05/15/22	1,565	1,521,963
Gtd. Notes, 144A	7.500	04/01/25	1,930	1,765,950
Freeport-McMoRan, Inc.,
Gtd. Notes	3.550	03/01/22	643	644,608
Gtd. Notes	3.875	03/15/23	3,100	3,132,240

IAMGOLD Corp. (Canada), Gtd. Notes, 144A(aa)	7.000	04/15/25	1,750	1,824,375
New Gold, Inc. (Canada),
Gtd. Notes, 144A(aa)	6.250	11/15/22	825	808,500
Gtd. Notes, 144A	6.375	05/15/25	350	313,250
Novelis Corp.,
Gtd. Notes, 144A	5.875	09/30/26	1,575	1,663,594
Gtd. Notes, 144A(aa)	6.250	08/15/24	2,063	2,160,992
				18,652,659
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	575	613,812
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	225	199,688
				813,500
Oil & Gas 9.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	5,325	958,500
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	1,700	1,470,500
Gtd. Notes(aa)	5.625	06/01/23	3,825	3,528,562
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	450	371,678
Sr. Unsec’d. Notes, 144A(aa)	10.000	04/01/22	4,944	4,956,360

Chesapeake Energy Corp., Gtd. Notes(aa)	8.000	06/15/27	5,680	4,103,857
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	1,750	1,850,625
CNX Resources Corp., Gtd. Notes(aa)	5.875	04/15/22	3,263	3,156,952

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625%	10/15/25	825	$ 816,750
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	250	227,500
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.500	01/30/26	1,925	1,999,594
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/26	2,702	1,783,320
Gtd. Notes, 144A	7.375	05/15/24	975	731,250
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25	1,075	1,002,437
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,658	1,525,360
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(aa)	6.375	01/30/23	5,500	5,197,500
Gtd. Notes, 144A(aa)	7.000	03/31/24	325	309,156

Nabors Industries, Inc., Gtd. Notes(aa)	5.750	02/01/25	3,900	3,120,000
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	2,560	2,284,800
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	1,000	820,000
Gtd. Notes(aa)	5.000	03/15/23	2,675	2,367,375
Gtd. Notes(aa)	5.875	07/01/22	458	438,535

Sunoco LP/Sunoco Finance Corp., Gtd. Notes(aa)	4.875	01/15/23	1,450	1,482,625
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	1,870	1,701,700
Gtd. Notes, 144A	7.500	01/15/26	3,200	2,920,000

Valaris PLC, Sr. Unsec’d. Notes	7.750	02/01/26	3,112	1,975,498
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24	1,650	1,674,750
Sr. Unsec’d. Notes	6.000	01/15/22	725	744,938
				53,520,122
Oil & Gas Services 0.1%
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.750	11/01/23	675	609,188

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 1.7%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%(aa)	7.125%	09/15/23	4,925	$ 5,054,281
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes(aa)	5.750	10/15/20	4,143	4,153,293
				9,207,574
Pharmaceuticals 1.4%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	6.125	04/15/25	4,600	4,738,000
Gtd. Notes, 144A	7.000	01/15/28	825	864,542
Gtd. Notes, 144A(aa)	7.250	05/30/29	1,110	1,173,825

NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	800	854,240
				7,630,607
Pipelines 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes(aa)	5.375	09/15/24	530	499,525
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	2,200,688

CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	900	841,950
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	1,550	1,588,828
Gtd. Notes	5.600	04/01/44	690	650,325
Global Partners LP/GLP Finance Corp.,
Gtd. Notes(aa)	7.000	06/15/23	1,350	1,363,500
Gtd. Notes, 144A	7.000	08/01/27	1,300	1,316,250
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	25	26,539
Sr. Unsec’d. Notes, 144A	7.768	12/15/37	1,200	1,564,536

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(aa)	5.500%	01/15/28	2,854	$ 2,686,327
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.375	02/01/27	1,400	1,444,520
				14,182,988
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	1,925	1,931,016
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	2,000	2,050,700
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	775	798,250
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	1,725	1,677,562
				6,457,528
Real Estate Investment Trusts (REITs) 1.2%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(aa)	5.375	11/01/23	1,500	1,625,340
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	01/15/28	2,000	2,045,000
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	2,075	2,215,062
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes(aa)	8.000	10/15/23	748	816,644
				6,702,046
Retail 6.3%
Beacon Roofing Supply, Inc.,
Gtd. Notes(aa)	6.375	10/01/23	775	802,396
Gtd. Notes, 144A	4.875	11/01/25	700	690,375

Brinker International, Inc., Gtd. Notes, 144A(aa)	5.000	10/01/24	1,250	1,287,500
Carvana Co., Gtd. Notes, 144A(aa)	8.875	10/01/23	3,775	3,888,250

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

CEC Entertainment, Inc., Gtd. Notes(aa)	8.000%	02/15/22	1,150	$ 1,092,500
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	825	693,000
Sr. Unsec’d. Notes	6.500	05/01/21	1,850	1,572,500
Sr. Unsec’d. Notes	6.750	01/15/22	925	781,625
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	975	728,033
Sr. Unsec’d. Notes	8.625	06/15/20	2,600	1,941,420
Golden Nugget, Inc.,
Gtd. Notes, 144A(aa)	8.750	10/01/25	1,300	1,363,375
Sr. Unsec’d. Notes, 144A(aa)	6.750	10/15/24	2,724	2,785,290
L Brands, Inc.,
Gtd. Notes(aa)	5.625	10/15/23	595	624,750
Gtd. Notes	6.750	07/01/36	1,275	1,071,000
Gtd. Notes	6.875	11/01/35	2,000	1,690,000

Michaels Stores, Inc., Gtd. Notes, 144A	8.000	07/15/27	1,400	1,340,808
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	1,200	1,116,000
Sr. Sec’d. Notes, 144A	5.875	06/01/25	1,882	1,844,360

Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	3,900	3,149,250
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23	200	203,000
Gtd. Notes	5.625	12/01/25	2,025	2,030,062

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.750	03/01/25	1,610	1,634,150
Yum! Brands, Inc., Sr. Unsec’d. Notes(aa)	3.875	11/01/20	2,400	2,418,000
				34,747,644
Semiconductors 0.2%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(aa)	3.875	09/01/22	1,090	1,129,950
Software 2.3%
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875	08/15/26	175	189,656

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Infor US, Inc., Gtd. Notes(aa)	6.500%	05/15/22	2,354	$ 2,392,253
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	200	203,500
IQVIA, Inc., Gtd. Notes, 144A	5.000	05/15/27	725	765,781
RP Crown Parent LLC, Gtd. Notes, 144A(aa)	7.375	10/15/24	1,410	1,469,516
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(aa)	11.375	12/01/21	7,180	7,539,000
				12,559,706
Telecommunications 9.6%
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	1,425	1,517,468
CenturyLink, Inc.,
Sr. Unsec’d. Notes(aa)	5.625	04/01/25	2,830	2,893,675
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	1,200	1,152,000
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	1,930	1,843,150

CommScope Technologies LLC, Gtd. Notes, 144A(aa)	6.000	06/15/25	2,125	1,896,562
CommScope, Inc.,
Gtd. Notes, 144A(aa)	5.500	06/15/24	6,050	5,724,812
Gtd. Notes, 144A	8.250	03/01/27	1,000	980,000

Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.250	12/30/22	425	238,000
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A	8.750	05/25/24	3,050	2,867,000
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	5,500	2,323,750
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	2,700	2,646,972
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	600	546,000
Gtd. Notes, 144A(aa)	9.750	07/15/25	1,935	1,985,794

Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A(aa)	10.250	04/15/23	2,850	3,092,250
Level 3 Parent LLC, Sr. Unsec’d. Notes(aa)	5.750	12/01/22	925	931,938

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

ORBCOMM, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000%	04/01/24	4,000	$ 4,130,000
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	900	997,875
Gtd. Notes	8.750	03/15/32	5,845	7,320,746
Sprint Corp.,
Gtd. Notes(aa)	7.250	09/15/21	970	1,043,429
Gtd. Notes(aa)	7.625	02/15/25	2,025	2,265,469
Gtd. Notes	7.625	03/01/26	1,000	1,123,750

T-Mobile USA, Inc., Gtd. Notes(aa)	6.375	03/01/25	1,200	1,242,600
West Corp., Gtd. Notes, 144A(aa)	8.500	10/15/25	5,220	4,045,500
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	579	590,802
				53,399,542
Transportation 0.8%
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	200	206,800
Gtd. Notes, 144A	6.500	06/15/22	1,405	1,435,812
Gtd. Notes, 144A(aa)	6.750	08/15/24	2,800	3,017,000
				4,659,612
Total Corporate Bonds (cost $630,483,137)				637,160,675

	Shares
Common Stocks 0.4%
Electric Utilities 0.4%
GenOn Energy Holdings, Inc. (Class A Stock)^*	9,187	1,814,433
Keycon Power Holdings LLC^*	1,100	335,500
		2,149,933

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of August 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)^	2,066	$ 19,895

Total Common Stocks (cost $1,432,666)		2,169,828

Total Long-Term Investments (cost $675,545,810)		682,706,757

Short-Term Investment 7.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $38,601,196)(w)	38,601,196	38,601,196

TOTAL INVESTMENTS 130.3% (cost $714,147,006)		721,307,953
Liabilities in excess of other assets (30.3)%		(167,637,610)

Net Assets 100.0%		$ 553,670,343

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
PIK—Payment-in-Kind
REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,652,180 and 1.7% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $381,787,497 segregated as collateral for amount of $180,000,000 borrowed and outstanding as of August 31, 2019.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2019.
(p)	Interest rate not available as of August 31, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).